Share Based Compensation (Narrative) (Details) (USD $)	12 Months Ended												12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 2010 Plan [Member]	Dec. 31, 2012 2010 Plan [Member]	Apr. 29, 2010 2010 Plan [Member]	Dec. 31, 2013 Stock Appreciation Right and Restricted Stock Unit [Member] item	Dec. 31, 2012 Stock Appreciation Right and Restricted Stock Unit [Member]	Dec. 31, 2011 Stock Appreciation Right and Restricted Stock Unit [Member]	Dec. 31, 2010 Stock Appreciation Right and Restricted Stock Unit [Member]
Share Based Compensation (Textual) [Abstract]
Shares for issuance										1,500,000		1,500,000
Aggregate initial grant																599,999
Additional grants														300,000	600,001
Number of equal installments													3
Shares available for grant										0
Rights or units granted to employees					33,096	63,104		21,112	45,312
Rights or units granted to non-employees					150,068	286,131		95,724	205,454
Closing ADS Price				$ 16.07	$ 12.32	$ 12.52	$ 16.07	$ 12.32	$ 12.52
Intrinsic value of unvested rights or units				$ 800,000	$ 0	$ 0	$ 2,600,000	$ 3,500,000	$ 4,100,000
Grant date fair value of the rights or units granted					1,400,000	3,200,000
Number of shares, granted				0	183,164	349,235	0	116,836	250,766	1,500,000	1,500,000
Weighted average remaining vesting term													6 months	11 months	12 months
Share-based compensation related to SARs and RSUs granted under the 2010 Plan	3,177,000	3,635,000	4,768,000
Unamortized share-based compensation expense total	$ 900,000	$ 2,600,000	$ 3,600,000